Leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of finance lease receivable of lessor [line items]
Operating lease income	¥ 215	¥ 37,386	¥ 39,654
Additions to right-of-use assets	73,126	91,025
Interest expense on lease liabilities	6,836	5,815
Cash outflow for leases	103,580	100,518
Finance Income	13,602	13,487
IFRS 9 [member]
Disclosure of finance lease receivable of lessor [line items]
Accumulated allowance for net investment in the lease	¥ 795	¥ 890